Redeemable Convertible Preferred Shares - Redemption Rights (Details)	12 Months Ended
	Dec. 31, 2018	May 10, 2018
Series A-1 Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock		50.00%
Annual interest percentage for determination of redemption price of preferred stock	8.00%
Series A-2 Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock		50.00%
Annual interest percentage for determination of redemption price of preferred stock	8.00%
Series B Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock		50.00%
Annual interest percentage for determination of redemption price of preferred stock	8.00%
Series C Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock		75.00%
Annual interest percentage for determination of redemption price of preferred stock	8.00%
Series D Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock		50.00%
Annual interest percentage for determination of redemption price of preferred stock	15.00%
Series E Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock		50.00%
Annual interest percentage for determination of redemption price of preferred stock	15.00%